Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Numerator: Income (loss) allocable to Class A common stock
Income (loss) from investments held in Trust Account	$ (2,446)	$ 22,458
Less: Company's portion available to be withdrawn to pay taxes		$ 22,458
Net income (loss) attributable	$ (2,446)
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock (in Shares)	20,000,000	20,000,000
Basic and diluted net income per share, Class A common stock (in Dollars per share)	$ 0.00	$ 0.00
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$ (2,277,124)	$ (23,118,757)
Net income (loss) allocable to Class A common stock	2,446
Net income (loss) attributable	$ (2,274,678)	$ (23,118,757)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock (in Shares)	5,000,000	5,000,000
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.45)	$ (4.62)